Summary of Reconciliation of Disaggregated Revenue by Primary Geographical Market (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 1,617,194	$ 986,847
Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	1,436,134	877,943
Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	187,171	113,488
Inter-Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(6,111)	(4,584)
Canada [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	725,560	443,772
Canada [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	562,586	347,562
Canada [Member] | Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	169,042	100,788
Canada [Member] | Inter-Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(6,068)	(4,578)
United States [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	745,630	398,024
United States [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	727,544	385,330
United States [Member] | Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	18,129	12,700
United States [Member] | Inter-Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(43)	(6)
International [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	146,004	145,051
International [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 146,004	$ 145,051